Financial risk management - Sensitivity analysis of possible change in the main foreign currencies against the Euro (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Sensitivity analysis of possible change in the main foreign currencies against the Euro
Increase / (decrease) in loss before tax if Euro strengthens by 5%	€ (12,758)	€ (13,950)
Increase / (decrease) in loss before tax if Euro weakens by 5%	12,758	13,950
USD
Sensitivity analysis of possible change in the main foreign currencies against the Euro
Increase / (decrease) in loss before tax if Euro strengthens by 5%	(11,721)	(12,342)
Increase / (decrease) in loss before tax if Euro weakens by 5%	11,721	12,342
CNY
Sensitivity analysis of possible change in the main foreign currencies against the Euro
Increase / (decrease) in loss before tax if Euro strengthens by 5%	(375)	(438)
Increase / (decrease) in loss before tax if Euro weakens by 5%	375	438
HKD
Sensitivity analysis of possible change in the main foreign currencies against the Euro
Increase / (decrease) in loss before tax if Euro strengthens by 5%	44	(31)
Increase / (decrease) in loss before tax if Euro weakens by 5%	(44)	31
GBP
Sensitivity analysis of possible change in the main foreign currencies against the Euro
Increase / (decrease) in loss before tax if Euro strengthens by 5%	14	30
Increase / (decrease) in loss before tax if Euro weakens by 5%	(14)	(30)
JPY
Sensitivity analysis of possible change in the main foreign currencies against the Euro
Increase / (decrease) in loss before tax if Euro strengthens by 5%	(720)	(1,169)
Increase / (decrease) in loss before tax if Euro weakens by 5%	€ 720	€ 1,169